Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net loss	$ (34,149)	¥ (238,801)	¥ (146,827)	¥ (412,374)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	401	2,802	(3,875)	16,456
Share-based compensation	1,887	13,193	14,304	22,238
Depreciation on Property and equipment and amortization of intangiable assets	723	5,058	7,634	8,775
Amortization of right - of- use of assets and interest on lease liabilities	288	2,016	8,468	4,516
Deferred tax expense (benefit)	(56)	(390)	(390)	(429)
Share of (gains) losses of equity method investments	234	1,638	(3)	1,470
Impairment loss of long-term investments	1,594	11,145		8,011
Losses (gains) from disposal of property and equipment	17	120	63	66
Investment income	(1,490)	(10,423)	(11,859)	(563)
Losses (gains) from disposal of subsidiaries, net	249	1,743	(403)
Unrealized foreign exchange (gains) losses	73	513	3,717	(5,699)
Changes in operating assets and liabilities, net of effect of disposal of subsidiaries:
Accounts receivable - third parties, net	(3,859)	(26,984)	38,573	(28,125)
Accounts receivable - related parties, net	(26)	(179)	34	(724)
Contract assets	(3,511)	(24,554)	(13,015)	26,675
Amounts due from related parties	(108)	(755)	760	(3,245)
Prepayments and other current assets	901	6,299	1,726	(1,326)
Operating lease right-of-use assets	(763)	(5,338)	(5,276)	(2,166)
Other non-current assets	102	714	(111)	1,052
Accounts payable	4,911	34,346	7,756	(34,395)
Contract liabilities	(948)	(6,629)	(57,116)	3,427
Amounts due to related parties	34	237	(51)	(575)
Operating lease liabilities	186	1,304	(1,890)	(4,146)
Other non-current liabilities				3,063
Accrued expenses and other current liabilities	273	1,906	(22,459)	(118,184)
Net cash used in operating activities	(33,037)	(231,019)	(180,240)	(516,202)
Investing activities:
Cash paid for business combination				(8,915)
Cash paid for purchase of property and equipment	(113)	(787)	(2,892)	(807)
Cash paid for purchase of intangible assets	(6)	(44)	(328)	(952)
Cash paid for purchase of long-term investments	(1,716)	(12,000)		(5,000)
Cash received from sale of short-term investments	51,298	358,732	357,825	24,663
Cash paid for purchase of short-term investments	(62,140)	(434,551)	(222,036)	(28,187)
Cash received from disposal of property and equipment	4	30	4	15
Cash paid for term deposits	(214,749)	(1,501,761)	(1,243,877)	(938,458)
Cash received from maturity of term deposits	215,954	1,510,189	1,571,532	1,308,935
Net cash provided by/ (used in) investing activities	(11,468)	(80,192)	460,228	351,294
Financing activities:
Net cash provided by/(used in) financing activities
Effect of foreign currency exchange rate changes on cash	1,851	12,937	(11,922)	20,092
Net increase/(decrease) in cash and restricted cash	(42,654)	(298,274)	268,066	(144,816)
Cash and restricted cash at the beginning of the year	93,023	650,515	382,449	527,265
Cash and restricted cash at the end of the year	50,369	352,241	650,515	382,449
Supplemental information
Income tax paid	3	22	11	¥ 93
Income tax refund	$ (3)	¥ (20)	¥ (774)